Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes (Textual) [Abstract]
Net operating loss	$ 71,522,000	$ 4,176,000
Research and development tax credit	4,176,000	4,176,000
Future taxable income and tax liabilities expires	expire at various dates between 2027 and 2032
Net operating loss carry forward	6,698,000
Annual net operating loss	464,000
Tax liability expires	expire at various dates between 2013 and 2027
Income tax paid	$ 0